COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
Contractual Obligation, Fiscal Year Maturity Schedule

The commitments as of December 31, 2012 were:

BTU	Year	Amount
12,300	1	$47,028
12,300	2	64,350
12,300	3	64,350
12,300	4	64,350
12,300	5	64,350
		304,428
10,800	1	40,154
10,800	2	54,945
10,800	3	54,945
10,800	4	54,945
10,800	5	54,945
		259,934
		$564,362

Terra Stabile A.E. [Member]
COMMITMENTS AND CONTINGENT LIABILITIES
Future Minimum Rental Payments for Operating Leases
The committed rent payments to Terra Stabile as of December 31, 2012 were:

December 31, 2013	$434
December 31, 2014	440
December 31, 2015	447
December 31, 2016	454
December 31, 2017	460
Thereafter	1,910
$4,145